Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Non-Cumulative Perpetual Preferred Stock
The following table presents a summary of the non-cumulative perpetual preferred stock as of December 31, 2016:

Preferred Stock Issue	Issuance Date	Earliest Redemption Date	Liquidation Amount	Carrying Amount	Dividend Rate
			(Dollars in millions)
Series D	5/1/2012	5/1/2017	$575	$559	5.850%
Series E	7/31/2012	8/1/2017	1,150	1,120	5.625
Series F	10/31/2012	11/1/2017	450	437	5.200
Series G	5/1/2013	6/1/2018	500	487	5.200
Series H	3/9/2016	6/1/2021	465	450	5.625
			$3,140	$3,053

Summary of Selected Information Pertaining to Equity-based Compensation Plans
The following table provides a summary of the equity-based compensation plans:

	December 31, 2016
Shares available for future grants (in thousands)	16,627

Vesting period, awards granted prior to 2010	5.0	yrs
Vesting period, awards granted after 2009 (minimum years)	1.0
Vesting period, awards granted after 2009 (maximum years)	5.0
Option term	10.0

Summary of Selected Data Related to Equity-based Compensation Costs
A summary of selected data related to equity-based compensation costs follows:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in millions)
Equity-based compensation expense	$115	$106	$102
Income tax benefit from equity-based compensation expense	43	40	39
Intrinsic value of options exercised and RSUs that vested during the year	159	170	280
Grant date fair value of equity-based awards that vested during the year	98	115	113

		December 31,
		2016	2015
		(Dollars in millions)
Unrecognized compensation cost related to equity-based awards		$109	$103
Weighted-average life over which compensation cost is expected to be recognized (years)		2.3	2.2

Stock Options Activity Roll Forward
The following tables present the activity during 2016 related to equity-based compensation awards:

	Options	Wtd. Avg. Exercise Price Per Share	Aggregate Intrinsic Value	Wtd. Avg. Remaining Contractual Life
	(Dollars in millions, except per share data, shares in thousands)
Outstanding at January 1, 2016	20,577	$34.89
Replacement awards granted in connection with acquisitions	566	36.12
Granted	610	32.10
Exercised	(7,101)	34.87
Forfeited or expired	(2,856)	40.64
Outstanding at December 31, 2016	11,796	33.42	$166	3.47	yrs
Exercisable at December 31, 2016	11,023	33.36	156	3.11
Exercisable and expected to vest at December 31, 2016	11,755	33.42	166	3.46

Restricted Shares and RSUs Activity Roll Forward

	Restricted Shares/Units	Wtd. Avg. Grant Date Fair Value
	(Shares in thousands)
Nonvested at January 1, 2016	11,824	$29.81
Granted	5,235	27.49
Vested	(3,150)	27.76
Forfeited	(393)	29.74
Nonvested at December 31, 2016	13,516	29.39
Expected to vest at December 31, 2016	12,384	29.39